NATIONWIDE®

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares (EvVFDivInc) 1,562,271 shares (cost $16,237,286)	$15,700,828
Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares (EvVFFdLrgCp) 2,660,234 shares (cost $43,761,873)	51,422,325
Evergreen VAF – Growth Fund – Class 1 Shares (EvVFGrowth) 238,491 shares (cost $3,195,597)	3,343,643
Evergreen VAF – International Equity Fund – Class 1 Shares (EvVFIntEq) 1,151,788 shares (cost $14,169,087)	19,396,108
Evergreen VAF – Omega Fund – Class 1 Shares (EvVFOmega) 1,340,409 shares (cost $22,506,930)	26,566,905
Evergreen VAF – Special Values Fund – Class 1 Shares (EvVFSpVFl) 1,057,982 shares (cost $15,270,294)	14,377,975
Evergreen VAT – Balanced Fund – Class 1 (EvVTBal) 2,212,168 shares (cost $31,413,159)	34,266,483
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 48,699 shares (cost $315,470)	291,220
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 13,925 shares (cost $224,151)	352,588
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 4,155 shares (cost $74,719)	104,988
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 46,310 shares (cost $643,673)	767,361
Fidelity® VIP II – Contrafund ® Portfolio – Initial Class (FidVIPCon) 41,798 shares (cost $1,036,428)	1,166,152
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 18,549 shares (cost $340,585)	414,940
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 12,537 shares (cost $142,353)	145,805
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 9,480,040 shares (cost $9,480,040)	9,480,040

Total investments	177,797,361
Accounts receivable	—

Total assets	177,797,361
Accounts payable	113

Contract owners’ equity (note 4)	$177,797,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	EvVFDivInc	EvVFFdLrgCp	EvVFGrowth	EvVFIntEq	EvVFOmega	EvVFSpVFl	EvVTBal
Investment activity:
Reinvested dividends	$4,521,828	814,768	585,751	—	472,773	159,463	235,655	1,618,757
Mortality and expense risk charges (note 2)	(2,989,979)	(265,875)	(851,826)	(54,830)	(318,067)	(442,009)	(268,527)	(580,075)

Net investment income (loss)	1,531,849	548,893	(266,075)	(54,830)	154,706	(282,546)	(32,872)	1,038,682

Proceeds from mutual fund shares sold	78,967,822	6,713,566	20,742,106	1,350,219	8,985,326	11,703,479	6,351,450	15,178,701
Cost of mutual fund shares sold	(68,840,092)	(6,291,876)	(14,879,367)	(1,055,280)	(5,354,637)	(13,637,450)	(5,030,728)	(15,106,589)

Realized gain (loss) on investments	10,127,730	421,690	5,862,739	294,939	3,630,689	(1,933,971)	1,320,722	72,112
Change in unrealized gain (loss) on investments	(7,934,749)	(740,619)	(5,473,714)	(570,145)	(2,392,351)	5,476,531	(4,885,198)	1,053,436

Net gain (loss) on investments	2,192,981	(318,929)	389,025	(275,206)	1,238,338	3,542,560	(3,564,476)	1,125,548

Reinvested capital gains	9,086,250	153,912	4,136,582	715,528	1,501,194	—	2,240,683	—

Net increase (decrease) in contract owners’ equity resulting from operations	$12,811,080	383,876	4,259,532	385,492	2,894,238	3,260,014	(1,356,665)	2,164,230

	FidVIPHI	FidVIPOv	FidVIPOvR	FidVIPAM	FidVIPCon	FidVIPGrOp	NVITGvtBd	NVITMyMkt
Investment activity:
Reinvested dividends	$24,408	11,785	3,111	50,218	10,583	—	10,755	523,801
Mortality and expense risk charges (note 2)	(4,540)	(5,072)	(1,360)	(11,725)	(18,136)	(5,607)	(3,843)	(158,487)

Net investment income (loss)	19,868	6,713	1,751	38,493	(7,553)	(5,607)	6,912	365,314

Proceeds from mutual fund shares sold	61,054	56,067	8,696	234,244	838,397	456,266	178,303	6,109,948
Cost of mutual fund shares sold	(61,975)	(41,510)	(5,212)	(209,501)	(531,500)	(345,344)	(179,175)	(6,109,948)

Realized gain (loss) on investments	(921)	14,557	3,484	24,743	306,897	110,922	(872)	—
Change in unrealized gain (loss)
On investments	(14,200)	5,877	2,938	16,970	(398,299)	(25,047)	9,072	—

Net gain (loss) on investments	(15,121)	20,434	6,422	41,713	(91,402)	85,875	8,200	—

Reinvested capital gains	—	24,169	5,409	25,049	283,724	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$4,747	51,316	13,582	105,255	184,769	80,268	15,112	365,314

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	Total		EvVFDivInc		EvVFFdLrgCp		EvVFGrowth
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$1,531,849	989,971	548,893	422,130	(266,075)	(193,800)	(54,830)	(60,288)
Realized gain (loss) on investments	10,127,730	4,013,150	421,690	651,620	5,862,739	2,877,374	294,939	168,918
Change in unrealized gain (loss) on investments	(7,934,749)	13,702,390	(740,619)	(76,583)	(5,473,714)	3,623,972	(570,145)	75,142
Reinvested capital gains	9,086,250	5,101,470	153,912	—	4,136,582	1,079,986	715,528	204,357

Net increase (decrease) in contract owners’ equity resulting from operations	12,811,080	23,806,981	383,876	997,167	4,259,532	7,387,532	385,492	388,129

Equity transactions:
Purchase payments received from contract owners (note 3)	1,598,272	1,860,438	111,979	156,730	264,186	349,452	18,281	44,008
Transfers between funds	—	—	(269,497)	(477,333)	(1,258,939)	(1,632,190)	39,352	95,999
Redemptions (note 3)	(73,697,079)	(60,167,229)	(6,152,779)	(5,634,067)	(18,865,337)	(16,977,286)	(1,232,090)	(760,020)
Annuity benefits	(21,076)	(19,664)	(6,553)	(6,385)	(3,625)	(3,310)	—	—
Contingent deferred sales charges (note 2)	(150,078)	(322,500)	(17,588)	(23,763)	(36,750)	(80,833)	(5,028)	(4,710)
Adjustments to maintain reserves	(352)	10,403	(68)	(102)	26	10,487	(49)	(30)

Net equity transactions	(72,270,313)	(58,638,552)	(6,334,506)	(5,984,920)	(19,900,439)	(18,333,680)	(1,179,534)	(624,753)

Net change in contract owners’ equity	(59,459,233)	(34,831,571)	(5,950,630)	(4,987,753)	(15,640,907)	(10,946,148)	(794,042)	(236,624)
Contract owners’ equity beginning of period	237,256,481	272,088,052	21,651,402	26,639,155	67,063,326	78,009,474	4,137,651	4,374,275

Contract owners’ equity end of period	$177,797,248	237,256,481	15,700,772	21,651,402	51,422,419	67,063,326	3,343,609	4,137,651

CHANGES IN UNITS:
Beginning units	13,052,054	16,418,220	1,351,470	1,736,792	3,034,724	3,922,267	348,123	402,940

Units purchased	507,333	704,203	29,285	49,528	19,853	38,185	11,522	31,830
Units redeemed	(4,310,250)	(4,070,369)	(422,093)	(434,850)	(875,044)	(925,728)	(102,695)	(86,647)

Ending units	9,249,137	13,052,054	958,662	1,351,470	2,179,533	3,034,724	256,950	348,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	EvVFIntEq		EvVFOmega		EvVFSpVFl		EvVTBal
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$154,706	540,475	(282,546)	(521,157)	(32,872)	(152,722)	1,038,682	531,234
Realized gain (loss) on investments	3,630,689	1,950,047	(1,933,971)	(2,862,973)	1,320,722	1,670,779	72,112	(624,600)
Change in unrealized gain (loss) on investments	(2,392,351)	1,150,864	5,476,531	4,855,194	(4,885,198)	22,776	1,053,436	4,041,296
Reinvested capital gains	1,501,194	1,207,815	—	—	2,240,683	2,461,956	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	2,894,238	4,849,201	3,260,014	1,471,064	(1,356,665)	4,002,789	2,164,230	3,947,930

Equity transactions:
Purchase payments received from contract owners (note 3)	168,943	262,322	119,692	280,010	137,955	189,789	143,523	370,676
Transfers between funds	(132,339)	360,858	(891,651)	(1,129,030)	(85,062)	127,711	(268,818)	(318,318)
Redemptions (note 3)	(8,565,023)	(5,493,046)	(10,341,297)	(7,332,722)	(6,038,875)	(5,028,003)	(14,275,508)	(13,390,071)
Annuity benefits	—	—	—	—	—	—	(10,898)	(9,969)
Contingent deferred sales charges (note 2)	(17,016)	(35,841)	(23,272)	(62,727)	(14,165)	(29,248)	(22,942)	(58,679)
Adjustments to maintain reserves	(47)	125	(60)	(31)	(138)	69	(218)	(55)

Net equity transactions	(8,545,482)	(4,905,582)	(11,136,588)	(8,244,500)	(6,000,285)	(4,739,682)	(14,434,861)	(13,406,416)

Net change in contract owners’ equity	(5,651,244)	(56,381)	(7,876,574)	(6,773,436)	(7,356,950)	(736,893)	(12,270,631)	(9,458,486)
Contract owners’ equity beginning of period	25,047,305	25,103,686	34,443,443	41,216,879	21,734,863	22,471,756	46,536,968	55,995,454

Contract owners’ equity end of period	$19,396,061	25,047,305	26,566,869	34,443,443	14,377,913	21,734,863	34,266,337	46,536,968

CHANGES IN UNITS:
Beginning units	1,395,933	1,699,057	2,152,260	2,692,321	862,482	1,068,745	2,687,988	3,502,945

Units purchased	39,335	97,281	24,409	53,828	23,963	47,769	35,220	61,159
Units redeemed	(481,878)	(400,405)	(672,773)	(593,889)	(260,717)	(254,032)	(841,248)	(876,116)

Ending units	953,390	1,395,933	1,503,896	2,152,260	625,728	862,482	1,881,960	2,687,988

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPHI		FidVIPOv		FidVIPOvR		FidVIPAM
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$19,868	20,907	6,713	(2,001)	1,751	(537)	38,493	12,831
Realized gain (loss) on investments	(921)	(845)	14,557	45,600	3,484	34,502	24,743	16,345
Change in unrealized gain (loss) on investments	(14,200)	9,309	5,877	16,856	2,938	(19,919)	16,970	23,568
Reinvested capital gains	—	—	24,169	3,007	5,409	533	25,049	—

Net increase (decrease) in contract owners’ equity resulting from operations	4,747	29,371	51,316	63,462	13,582	14,579	105,255	52,744

Equity transactions:
Purchase payments received from contract owners (note 3)	—	—	—	—	—	—	—	—
Transfers between funds	2,190	37,836	—	—	12,971	(3,667)	1,663	(8,284)
Redemptions (note 3)	(54,775)	(41,275)	(50,986)	(239,194)	(993)	(76,906)	(220,202)	(167,915)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	—	—	—	—	—	—	(104)	(98)
Adjustments to maintain reserves	4	(20)	17	(7)	(7)	(4)	(45)	(6)

Net equity transactions	(52,581)	(3,459)	(50,969)	(239,201)	11,971	(80,577)	(218,688)	(176,303)

Net change in contract owners’ equity	(47,834)	25,912	347	(175,739)	25,553	(65,998)	(113,433)	(123,559)
Contract owners’ equity beginning of period	339,047	313,135	352,246	527,985	79,419	145,417	880,759	1,004,318

Contract owners’ equity end of period	$291,213	339,047	352,593	352,246	104,972	79,419	767,326	880,759

CHANGES IN UNITS:
Beginning units	26,280	26,622	17,822	31,103	4,749	10,119	50,688	61,162

Units purchased	328	3,967	—	—	1,081	124	219	36
Units redeemed	(4,334)	(4,309)	(2,398)	(13,281)	(405)	(5,494)	(12,129)	(10,510)

Ending units	22,274	26,280	15,424	17,822	5,425	4,749	38,778	50,688

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPCon		FidVIPGrOp		NVITGvtBd		NVITMyMkt
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(7,553)	(2,273)	(5,607)	(3,891)	6,912	7,247	365,314	391,816
Realized gain (loss) on investments	306,897	84,319	110,922	3,923	(872)	(1,859)	—	—
Change in unrealized gain (loss) on investments	(398,299)	(49,298)	(25,047)	30,829	9,072	(1,616)	—	—
Reinvested capital gains	283,724	141,935	—	—	—	1,881	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	184,769	174,683	80,268	30,861	15,112	5,653	365,314	391,816

Equity transactions:
Purchase payments received from contract owners (note 3)	—	2,000	101	1,000	—	—	633,612	204,451
Transfers between funds	27,658	(53,390)	7,004	56,049	(129,729)	142,471	2,945,197	2,801,288
Redemptions (note 3)	(819,125)	(205,094)	(316,290)	(110,466)	(44,726)	(58,608)	(6,719,073)	(4,652,556)
Annuity benefits	—	—	—	—	—	—	—	—
Contingent deferred sales charges (note 2)	(284)	—	(43)	—	—	—	(12,886)	(26,601)
Adjustments to maintain reserves	(32)	52	(10)	(56)	2	(20)	273	1

Net equity transactions	(791,783)	(256,432)	(309,238)	(53,473)	(174,453)	83,843	(3,152,877)	(1,673,417)

Net change in contract owners’ equity	(607,014)	(81,749)	(228,970)	(22,612)	(159,341)	89,496	(2,787,563)	(1,281,601)
Contract owners’ equity beginning of period	1,773,173	1,854,922	643,903	666,515	305,143	215,647	12,267,833	13,549,434

Contract owners’ equity end of period	$1,166,159	1,773,173	414,933	643,903	145,802	305,143	9,480,270	12,267,833

CHANGES IN UNITS:
Beginning units	73,111	84,250	52,017	55,988	19,387	13,961	975,020	1,109,948

Units purchased	1,121	1,610	9,872	20,433	—	9,179	311,125	289,274
Units redeemed	(32,759)	(12,749)	(34,289)	(24,404)	(10,619)	(3,753)	(556,869)	(424,202)

Ending units	41,473	73,111	27,600	52,017	8,768	19,387	729,276	975,020

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On March 3, 1997, the Company transferred to the Account, 100,000 shares of the Evergreen – VA Omega Growth Fund (formerly Evergreen – VA Aggressive Growth Fund), for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on March 3, 1997 was $1,000,000.

On May 1, 1998, the Company transferred to the Account, 100,000 shares of the Evergreen – VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

On August 17, 1998, the Company transferred to the Account, 100,000 shares of the Evergreen –International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

On February 1, 1999, the Company transferred to the Account, 400,000 shares of the Evergreen – VA Masters Fund, for which the Account was credited with 400,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on February 1, 1999 was $4,000,000. Under a substitution order effective in 2003, the Evergreen VAF – Evergreen VA Fund – Class 1 Shares was substituted for the Evergreen VAF – Evergreen VA Masters Fund – Class 1 Shares. On December 5, 2003 the shares of the Evergreen VAF – Evergreen VA Masters Fund – Class 1 Shares were liquidated and purchased into the Evergreen VAF – Evergreen VA Fund – Class 1 Shares for which the Account was credited 340,945 units.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

Portfolios of the Evergreen Variable Annuity Funds (Evergreen VAF);

Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares

(formerly Evergreen VAF – Evergreen VA Strategic Income Fund – Class 1 Shares) (EvVFDivInc)

Evergreen VAF – Fund – Class 1 Shares (EvVFFund)*

Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares (EvVFFdLrgCp)

Evergreen VAF – Growth Fund – Class 1 Shares (EvVFGrowth)

Evergreen VAF – International Equity Fund – Class 1 Shares (EvVFIntEq)

Evergreen VAF – Omega Fund – Class 1 Shares (EvVFOmega)

Evergreen VAF – Special Equity Fund – Class 1 Shares (EvVFSpEq)*

Evergreen VAF – Special Values Fund – Class 1 Shares (EvVFSpVFl)

Portfolio of the Evergreen Variable Annuity Trust (Evergreen VAT);

Evergreen VAT – Balanced Fund – Class 1 (EvVTBal)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity ® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)

Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)

Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)

Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)

Portfolio of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

*At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments surrendered from Evergreen Ultra Advantage contracts and 6% of purchase payments surrendered from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company: a mortality and expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $725,749 and $750,029, respectively, and total transfers from the Account to the fixed account were $1,246,400 and $1,143,493, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $132,511 and $284,204 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of December 31 for the year indicated, and the contract expense rate, investment income ratio and total returns for each of the periods in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Evergreen VAF – Diversified Income Builder Fund – Class 1 Shares
2007	1.40%	958,662	$16.371184	$15,694,432	4.36%	2.25%
2006	1.40%	1,351,470	16.011293	21,638,782	3.14%	4.46%
2005	1.40%	1,736,792	15.327521	26,620,716	4.62%	-2.07%
2004	1.40%	2,000,625	15.651851	31,313,484	4.37%	6.90%
2003	1.40%	2,202,413	14.642074	32,247,894	9.78%	15.12%
Evergreen VAF – Fund – Class 1 Shares
2004	1.40%	3,059,534	14.150513	43,293,976	0.21%	6.87%
2003	1.40%	3,540,468	13.240526	46,877,659	0.48%	25.66%
Initial Funding by the Company
2003	0.00%	340,945	12.010001	4,094,749	0.48%	4.37	% 12/05/03
Evergreen VAF – Fundamental Large Cap Fund – Class 1 Shares
2007	1.40%	2,179,533	23.591705	51,418,900	0.99%	6.77%
2006	1.40%	3,034,724	22.096447	67,056,618	1.12%	11.10%
2005	1.40%	3,922,267	19.888874	78,009,474	1.10%	7.49%
2004	1.40%	2,855,378	18.502895	52,832,759	1.12%	7.68%
2003	1.40%	3,232,209	17.183052	55,539,215	0.66%	28.32%
Evergreen VAF – Growth Fund – Class 1 Shares
2007	1.40%	256,950	13.012685	3,343,609	0.00%	9.48%
2006	1.40%	348,123	11.885602	4,137,651	0.00%	9.49%
2005	1.40%	402,940	10.855896	4,374,275	0.00%	8.56	% 02/23/05
Evergreen VAF – International Equity Fund – Class 1 Shares
2007	1.40%	953,390	20.344309	19,396,061	2.13%	13.38%
2006	1.40%	1,395,933	17.943057	25,047,305	3.56%	21.44%
2005	1.40%	1,699,057	14.775070	25,103,686	2.25%	14.38%
2004	1.40%	1,966,957	12.917871	25,408,897	1.15%	17.54%
2003	1.40%	2,092,842	10.990104	23,000,551	1.51%	29.49%
Initial Funding by the Company
2003	0.00%	100,000	11.854970	1,185,497	1.51%	31.32%
Evergreen VAF – Omega Fund – Class 1 Shares
2007	1.40%	1,503,896	17.665363	26,566,869	0.52%	10.39%
2006	1.40%	2,152,260	16.003384	34,443,443	0.00%	4.54%
2005	1.40%	2,692,321	15.309051	41,216,879	0.20%	2.40%
2004	1.40%	3,423,568	14.950559	51,184,255	0.00%	5.71%
2003	1.40%	3,692,799	14.142571	52,225,672	0.00%	38.08%
Initial Funding by the Company
2003	0.00%	100,000	15.572600	1,557,260	0.00%	40.04%
Evergreen VAF – Special Equity Fund – Class 1 Shares
2004	1.40%	541,644	9.061517	4,908,116	0.00%	4.36%
2003	1.40%	526,431	8.683204	4,571,108	0.00%	49.85%
Evergreen VAF – Special Values Fund – Class 1 Shares
2007	1.40%	625,728	22.977896	14,377,913	1.31%	-8.82%
2006	1.40%	862,482	25.200367	21,734,863	0.72%	19.85%
2005	1.40%	1,068,745	21.026303	22,471,756	0.96%	9.22%
2004	1.40%	1,186,348	19.251952	22,839,515	0.94%	18.69%
2003	1.40%	1,212,077	16.220420	19,660,398	0.11%	27.71%
Initial Funding by the Company
2003	0.00%	100,000	17.569980	1,756,998	0.11%	29.52%
Evergreen VAT – Balanced Fund – Class 1
2007	1.40%	1,881,960	18.202160	34,255,737	4.01%	5.18%
2006	1.40%	2,687,988	17.305306	46,516,455	2.44%	8.31%
2005	1.40%	3,502,945	15.976999	55,966,549	2.29%	3.82%
2004	1.40%	4,607,548	15.389274	70,906,819	0.84%	4.82%
2003	1.40%	5,367,567	14.681382	78,803,302	2.11%	14.16%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – High Income Portfolio – Initial Class
2007	1.40%	22,274	$13.074130	$291,213	7.75%	1.34%
2006	1.40%	26,280	12.901321	339,047	7.77%	9.68%
2005	1.40%	26,622	11.762266	313,135	14.75%	1.27%
2004	1.40%	46,813	11.615081	543,737	9.54%	8.06%
2003	1.40%	77,026	10.748816	827,938	7.26%	25.48%
Fidelity® VIP – Overseas Portfolio – Initial Class
2007	1.40%	15,424	22.860037	352,593	3.34%	15.66%
2006	1.40%	17,822	19.764649	352,246	0.98%	16.43%
2005	1.40%	31,103	16.975370	527,985	0.70%	17.38%
2004	1.40%	44,308	14.461302	640,751	1.34%	12.05%
2003	1.40%	70,927	12.906677	915,432	0.86%	41.36%
Fidelity® VIP – Overseas Portfolio – Initial Class R
2007	1.40%	5,425	19.349661	104,972	3.37%	15.70%
2006	1.40%	4,749	16.723335	79,419	0.69%	16.37%
2005	1.40%	10,119	14.370649	145,417	0.80%	17.45%
2004	1.40%	16,902	12.268627	207,364	1.08%	12.11%
2003	1.40%	16,191	10.943179	177,181	0.34%	41.46%
Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2007	1.40%	38,778	19.787651	767,326	6.09%	13.88%
2006	1.40%	50,688	17.376090	880,759	2.78%	5.82%
2005	1.40%	61,162	16.420626	1,004,318	2.55%	2.59%
2004	1.40%	68,066	16.005777	1,089,449	3.35%	3.99%
2003	1.40%	103,491	15.391261	1,592,857	3.93%	16.32%
Fidelity® VIP II – Contrafund ® Portfolio – Initial Class
2007	1.40%	41,473	28.118509	1,166,159	0.72%	15.94%
2006	1.40%	73,111	24.253159	1,773,173	1.24%	10.16%
2005	1.40%	84,250	22.016884	1,854,922	0.32%	15.31%
2004	1.40%	109,721	19.094446	2,095,062	0.39%	13.86%
2003	1.40%	173,860	16.770045	2,915,640	0.45%	26.67%
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2007	1.40%	27,600	15.033820	414,933	0.00%	21.45%
2006	1.40%	52,017	12.378703	643,903	0.63%	3.98%
2005	1.40%	55,988	11.904596	666,515	0.92%	7.37%
2004	1.40%	64,695	11.087331	717,295	0.69%	5.69%
2003	1.40%	131,641	10.490353	1,380,961	0.81%	28.06%
Nationwide VIT – Government Bond Fund – Class I
2007	1.40%	8,768	16.628917	145,802	4.77%	5.65%
2006	1.40%	19,387	15.739585	305,143	4.10%	1.90%
2005	1.40%	13,961	15.446353	215,647	2.89%	1.82%
2004	1.40%	24,067	15.169985	365,096	5.69%	1.82%
2003	1.40%	39,038	14.899327	581,640	3.22%	0.57%
Nationwide VIT – Money Market Fund – Class I
2007	1.40%	729,276	12.999564	9,480,270	4.82%	3.32%
2006	1.40%	975,020	12.582135	12,267,833	4.45%	3.07%
2005	1.40%	1,109,948	12.207269	13,549,434	2.53%	1.23%
2004	1.40%	1,378,800	12.058395	16,626,115	0.75%	-0.60%
2003	1.40%	1,836,896	12.131178	22,283,712	0.50%	-0.78%

2007 Reserves for annuity contracts in payout phase:				20,459

2007 Contract owners’ equity				$177,797,248

2006 Reserves for annuity contracts in payout phase:				39,841

2006 Contract owners’ equity				$237,256,481

2005 Reserves for annuity contracts in payout phase:				47,344

2005 Contract owners’ equity				$272,088,052

2004 Reserves for annuity contracts in payout phase:				245,306

2004 Contract owners’ equity				$325,217,996

2003 Contract owners’ equity				$352,195,664

(Continued)

NATIONWIDE VARIABLE ACCOUNT-6 (NOTES TO FINANCIAL STATEMENTS, Continued)

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent derred sales charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company